Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (5,898,836)	$ (910,623)	¥ (1,401,335)	¥ (2,054,898)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,185,257	182,972	1,410,125	1,298,379
Loss/(Gain) on disposal of property, plant and equipment	(33,396)	(5,155)	16,604	21,567
Disposal gain from long-lived assets and land use right in relation to a subsidiary	(1,167,317)	(180,203)	0	0
Gain on disposal of subsidiaries	(33,191)	(5,124)	(23,943)	0
Provision for doubtful accounts receivable	404,345	62,420	169,371	3,065
Loss on sale of accounts receivable	0	0	8,885	11,840
Write-down of inventories to net realizable value	31,930	4,929	4,208	4,958
Equity in loss/(income) of affiliates, net	829	128	(2,245)	(1,197)
Amortization of debt issuance cost	4,153	641	21,051	31,484
Share-based compensation	11,950	1,845	34,932	15,885
Amortization of earned assets related government grants received in a prior period	(56,935)	(8,789)	(49,557)	(53,419)
Deferred income tax (benefit)/expense	695,905	107,429	(976)	(36,631)
Foreign currency exchange(gains)/ losses, net	39,124	6,040	220,620	(19,191)
Unrealized gain of financial instruments	0	0	0	(12,302)
Impairment of long-lives assets	3,804,116	587,254	0	0
Provision for prepayment in relation to inventory purchase commitments	522,050	80,591	0	87,134
Provision for reserve for inventory purchase commitments	77,705	11,996	0	393,048
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Restricted cash related to purchase of inventory and other operating activities	755,657	116,653	327,981	(928,959)
Accounts receivable	1,458,507	225,155	(23,516)	(777,831)
Inventories	(276,235)	(42,643)	61,612	343,583
Prepayments to suppliers	92,641	14,301	(122,657)	(94,444)
Value-added tax recoverable	90,927	14,037	(16,731)	(7,085)
Amounts due from and prepayments to related parties	(672,916)	(103,880)	71,782	(111,863)
Prepaid expenses and other assets	(8,558)	(1,321)	(60,896)	(26,166)
Accounts payable	(1,232,604)	(190,281)	(401,766)	2,001,383
Advances from customers	(209,475)	(32,337)	334,333	(114,875)
Amounts due to related parties	855,807	132,112	(315,567)	104,279
Other current liabilities and accrued expenses	484,026	74,721	(116,537)	178,168
Other liabilities	59,201	9,139	288,175	96,639
Net cash provided by operating activities	984,667	152,007	433,953	352,551
Cash flows from investing activities
Government grants for property, plant and equipment	74,581	11,513	80,849	350,028
Purchase of property, plant and equipment	(231,211)	(35,694)	(272,827)	(1,191,016)
Purchase of project assets	(106,478)	(16,437)	(31,714)	0
Restricted cash related to purchase of property, plant and equipment	9,735	1,504	26,797	0
Proceeds from sale of equipment under sale-leaseback agreement	0	0	83,266	100,000
Payments for land and land use rights	(4,623)	(714)	0	(18,643)
Equity investments	(22,018)	(3,399)	(209,792)	(53,552)
Proceeds from disposal of long-term investment and investment in affiliates	47,054	7,264	1,941	2,514
Loans made to related parties	(51,800)	(7,997)	(30,000)	(25,000)
Proceeds from repayment of loans made to related parties	18,000	2,779	0	165,000
Proceeds from disposal of subsidiaries	20,349	3,141	0	0
Proceeds from disposal of plant, property and equipment	289,094	44,628	35,635	84
Proceeds from disposal of long-live assets and land use right in relation to a subsidiary	1,370,775	211,611	0	0
Net cash provided by /(used in) investing activities	1,413,458	218,199	(315,845)	(670,585)
Cash flows from financing activities
Proceeds from short-term borrowings	7,186,077	1,109,339	8,874,985	6,275,359
Proceeds from long-term debt	253,962	39,205	0	1,674,523
Repayment of short-term borrowings	(8,506,227)	(1,313,135)	(9,219,533)	(7,085,496)
Repayment of long-term debt	(67,952)	(10,490)	(280,353)	(1,506,168)
Repayment of medium-term notes	(1,849,654)	(285,537)	0	0
Proceeds from failed sale-leaseback agreement	249,987	38,591	0	0
Repayment of capital and financing lease obligation	(59,952)	(9,255)	(81,185)	(57,175)
Receipt of deposit for capital and financing lease	60,003	9,263	0	0
Payment of deposit for lease	(1,000)	(154)	0	(17,510)
Proceeds from exercise of options	0	0	0	4,005
Restricted cash related to guarantee of bank borrowings	220,086	33,975	5,148	(14,271)
Proceeds from disposal of a subsidiary with land use rights	265,000	40,909	0	0
Issuance of ordinary shares	0	0	517,272	0
Contribution from non-controlling interest holders	18	3	980	112,100
Dividend paid to non-controlling interest holders	0	0	0	(8,888)
Purchase of non-controlling interest of a subsidiary	0	0	0	(5,929)
Net cash used in financing activities	(2,249,652)	(347,286)	(182,686)	(629,450)
Effect of foreign currency exchange rate changes on cash and cash equivalents	23,222	3,585	28,154	(31,903)
Net (decrease)/increase in cash and cash equivalents	171,695	26,505	(36,424)	(979,387)
Cash and cash equivalents at beginning of year	1,069,054	165,034	1,105,478	2,084,865
Cash and cash equivalents at end of year	1,240,749	191,539	1,069,054	1,105,478
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	1,008,220	155,642	1,031,902	1,084,766
Income tax paid	8,428	1,301	60,275	58,496
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	215,041	33,197	222,989	458,370
Payables for purchase of land use right	0	0	0	60
Payable for capital lease	0	0	3,802	224,252
Purchases of project assets included in other payables and amounts due to related parties	212,361	32,783	110,054	15,797
Receivables from disposal of subsidiaries	470,000	72,555	188,606	0
Receivable from disposal of land use rights	246,276	38,018	0	0
Decrease of payables to related parties due to disposal of VIE entities	¥ (554,452)	$ (85,593)	¥ 0	¥ 0